DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES [Text Block]

6. DERIVATIVE LIABILITIES

The Company has certain outstanding share purchase warrants that are exercisable in a different currency from the Company's functional currency. These warrants are classified as derivative liabilities and carried at fair value and revalued at each reporting date.

On December 31, 2020, the derivative liabilities were revalued using the weighted average assumptions: volatility of 106%, the weighted expected term of two years, a discount rate of 0.36% and a dividend yield of 0%.

(In thousands of U.S. Dollars)	Derivative liabilities
Balance, December 31, 2017	$587
Derivative related to convertible notes	343
Change in fair value estimates	(358)
Balance, December 31, 2018	572
Change in fair value estimates	(105)
Fair value of warrants issued on conversion	(291)
Balance, December 31, 2019	176
Change in fair value estimates	(90)
Fair value of warrants issued on conversion	(35)
Balance, December 31, 2020	$51